UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A.

Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 10/31/2016

Item 1 – Report to Stockholders

OCTOBER 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Summit Cash Reserves Fund  |  of BlackRock Financial Institutions Series Trust

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

The Markets in Review

Dear Shareholder,

Central bank policy decisions have continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment. After ending its near-zero interest rate policy at the end of 2015, the Federal Reserve (the “Fed”) remained in focus as investors considered the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility at the beginning of 2016 and caused the U.S. dollar to strengthen considerably.

Financial markets had a rough start to the year as the strong dollar challenged U.S. companies that generate revenues overseas and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets early in the year. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped the markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

In a second episode of surprise vote results, equities fell sharply after the news of Donald Trump’s victory in the U.S. presidential election, but quickly recovered, and the yield curve steepened due to expectations for rising inflation. Broadly, a reflation theme has been building amid signs of rising price pressures, central banks signaling a greater tolerance to let inflation run hotter, and policy emphasis shifting from monetary to fiscal stimulus.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.06%	4.51%
U.S. small cap equities (Russell 2000® Index)	6.13	4.11
International equities (MSCI Europe, Australasia, Far East Index)	(0.16)	(3.23)
Emerging market equities (MSCI Emerging Markets Index)	9.41	9.27
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.31
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.46	4.24
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.51	4.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.98	4.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.59	10.16
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2016

October 14, 2016 represented the final compliance date for money market reform, marking the completion of an effort that began over two years ago. While the movement of assets to government money market funds from prime funds was substantial at approximately $1 trillion since these reforms were announced, the defensive positioning of prime funds ensured that the process remained manageable. At the same time, fears that government money market funds would be unable to accommodate the large shift in assets were put to rest, in part due to increased issuance of Treasury bills and higher-than-usual utilization of the Federal Reserve Bank of New York’s Reverse Repo Program. The pace of outflows from prime funds and inflows to government funds both slowed as the month progressed, and London Interbank Offered Rate (“LIBOR”) settings for the most part moved marginally higher as the odds of a rate hike prior to the end of the year increased.

The Federal Open Market Committee (the “FOMC”) was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data since the FOMC raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25-0.50% at its December 2015 meeting. The FOMC at its most recent meeting on September 21, 2016, left its federal funds range of 0.25%-0.50% unchanged. While this action was largely in line with market expectations, a degree of suspense had existed heading into the meeting given that futures contracts were priced for a one-in-five chance of a rate hike. Echoing a remark made by Federal Reserve (“Fed”) Chairwoman Janet Yellen at the Jackson Hole Economic Symposium in August, the FOMC noted that “the case for an increase in the federal funds rate has strengthened.” Despite this optimistic view, the FOMC noted that it was prudent to not raise rates for the “time being,” pending additional signs of progress toward its objectives.

After the United Kingdom voted in late June to leave the European Union, markets broadly factored in expectations that the FOMC would not resume its course of raising interest rates before 2018. Markets further reflected that investors anticipated the Bank of England and European Central Bank would turn more accommodative. Additionally, major credit rating agencies generally viewed the result of the “leave” decision unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and in certain cases, downgrading the nation’s long-term credit rating by as much as two “notches” to AA.

LIBOR moved higher over the period in response to both speculation of another possible rate hike from the FOMC later this year as well as money market reform, which created a shift in assets away from credit products into government products. The benchmark three-month LIBOR ended the period at 0.88% (rising over 20 basis points from the 0.63% March 31 level), which is over 50 basis points higher than it had been at the beginning of the year.

Consistent with supportive remarks from various Fed policy makers, another rate hike prior to the end of the year is possible as long as continued progress toward the Fed’s growth and inflation targets is achieved and financial conditions remain supportive of such an action. December 14, 2016 is the most likely date for such a move. Also, asset levels of prime money market funds are expected to continue to decline at a relatively slower pace and possibly stabilize in the weeks ahead. This may prompt an extension of portfolio durations in many prime funds, which in turn could result in an increase in the yield differential between prime and government money market funds.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Fund Information as of October 31, 2016

BlackRock Summit Cash Reserves Fund

BlackRock Summit Cash Reserves Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

	7-Day SEC Yields	7-Day Yields
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	59%
Repurchase Agreements	38
U.S. Treasury Obligations	2
Other Assets Less Liabilities	1

Total	100%

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S. Treasury Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S. Treasury Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	99%
Other Assets Less Liabilities	1

Total	100%

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S.A. Government Money Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term securities, including variable rate securities, that are direct U.S. Government obligations, and repurchase agreements pertaining to such securities with banks and securities dealers.

	7-Day SEC Yield	7-Day Yield
Ready Assets U.S.A. Government Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	59%
U.S. Treasury Obligations	41

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2016 and held through October 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Summit Cash Reserves Fund
Investor A	$1,000.00	$1,000.00	$2.17	$1,000.00	$1,023.04	$2.19	0.43%
Investor B	$1,000.00	$1,000.00	$2.12	$1,000.00	$1,023.09	$2.14	0.42%
Ready Assets U.S. Treasury Money Fund	$1,000.00	$1,000.00	$1.71	$1,000.00	$1,023.49	$1.73	0.34%
Ready Assets U.S.A. Government Money Fund	$1,000.00	$1,000.00	$1.61	$1,000.00	$1,023.59	$1.63	0.32%

[1]

For each Fund, and each share class, if applicable, expenses are equal to the annualized net expense ratio for the Fund or class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

6	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.00%, 2/13/17	$1,000	$1,012,594
Fannie Mae Discount Notes, 0.33%, 1/25/17 (a)	820	819,361
Fannie Mae Variable Rate Notes (b):
0.55%, 7/20/17 – 8/16/17	2,000	1,999,883
0.54%, 10/05/17	750	749,894
Federal Farm Credit Bank Discount Notes (a):
0.38%, 12/15/16	615	614,714
0.59%, 3/30/17	280	279,316
0.70%, 9/29/17	395	392,486
Federal Farm Credit Bank Variable Rate Notes (b):
0.53%, 11/10/16	1,000	999,997
0.56%, 3/16/17	1,000	999,924
0.65%, 4/24/17	500	499,988
0.60%, 11/20/17	500	499,973
0.55%, 11/22/17	1,000	999,892
Federal Home Loan Bank, 0.43%, 1/11/17	1,000	999,923
Federal Home Loan Bank Discount Notes (a):
0.45%, 11/14/16 – 2/02/17	3,270	3,267,372
0.55%, 11/18/16	905	904,766
0.26%, 11/23/16	820	819,867
0.34%, 11/30/16 – 1/06/17	3,840	3,838,159
0.35%, 12/02/16	1,580	1,579,526
0.28%, 12/13/16	870	869,716
0.58%, 12/23/16	505	504,577
0.32%, 12/29/16	1,000	999,476
0.37%, 1/11/17	815	814,399
0.44%, 1/11/17 – 1/25/17	1,395	1,393,660
0.36%, 1/13/17 – 1/27/17	2,615	2,612,885
0.35%, 1/20/17	400	399,689
0.49%, 1/25/17	1,200	1,198,626
0.48%, 2/15/17 – 2/24/17	1,705	1,702,447
0.50%, 3/10/17	815	813,540
Federal Home Loan Bank Variable Rate Notes (b):
0.78%, 11/25/16	1,000	1,000,000
0.82%, 1/06/17	1,000	1,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b): (continued)
0.53%, 1/10/17	$640	$640,000
0.65%, 2/07/17	500	499,979
0.55%, 3/14/17	1,000	999,929
0.56%, 3/15/17	1,000	1,000,000
0.78%, 4/05/17	710	710,000
0.58%, 7/06/17	1,070	1,070,000
0.58%, 7/07/17	1,000	1,000,000
0.59%, 8/25/17	430	430,000
0.62%, 10/16/17	700	700,000
0.81%, 10/27/17	905	905,000
Freddie Mac, 1.00%, 9/29/17	525	526,293
Freddie Mac Discount Notes (a):
0.25%, 11/15/16	475	474,954
0.44%, 1/18/17	1,000	999,047
0.51%, 2/17/17	565	564,136
0.50%, 5/16/17	600	598,367
Freddie Mac Variable Rate Notes, 0.66%, 7/21/17 (b)	1,000	999,926
Total U.S. Government Sponsored Agency Obligations — 58.6%		46,704,281

U.S. Treasury Obligations
U.S. Treasury Bills, 0.55%, 3/16/17 (a)	800	798,380
U.S. Treasury Notes, 0.51%, 10/31/17 (b)	1,219	1,218,294
Total U.S. Treasury Obligations — 2.5%		2,016,674

Total Repurchase Agreements — 37.7%		30,000,000
Total Investments (Cost — $78,720,955*) — 98.8%		78,720,955
Other Assets Less Liabilities — 1.2%		973,979

Net Assets — 100.0%		$79,694,934

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position Received, at Value
BNP Paribas Securities Corp.	0.32%	10/31/16	11/01/16	$2,000	$2,000	$2,000,018	U.S. Government Sponsored Agency Obligations, 0.00% to 1.38%, due 11/15/16 to 2/15/44	$1,844,051	$2,040,000
	0.29%	10/31/16	11/07/16	1,000	1,000	1,000,056	U.S. Government Sponsored Agency Obligations, 0.00% to 8.75%, due 5/15/17 to 8/15/45[1]	903,722	1,020,000

Total BNP Paribas Securities Corp.					$3,000				$3,060,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	7

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position Received, at Value
J.P. Morgan Securities LLC	0.31%	10/31/16	11/01/16	$6,000	$6,000	$6,000,052	U.S. Government Sponsored Agency Obligation, 1.13%, due 6/30/21	$6,155,000	$6,123,795
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.32%	10/31/16	11/01/16	2,000	2,000	2,000,018	U.S. Government Sponsored Agency Obligation, 1.50%, due 8/15/26	2,098,200	2,040,035
	0.34%	10/31/16	11/01/16	1,000	1,000	1,000,009	U.S. Government Sponsored Agency Obligation, 3.50%, due 4/20/46	966,826	1,020,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$3,000				$3,060,035

Mizuho Securities USA, Inc.	0.35%	10/31/16	11/01/16	8,000	8,000	8,000,078	U.S. Government Sponsored Agency Obligations, 0.63% to 2.73%, due 12/09/16 to 7/07/28	8,105,000	8,162,844
RBC Capital Markets LLC	0.29%	10/31/16	11/01/16	1,000	1,000	1,000,008	U.S. Government Sponsored Agency Obligations, 0.13% to 2.00%, due 4/15/20 to 5/31/23	976,100	1,020,030
	0.32%	10/31/16	11/01/16	1,000	1,000	1,000,009	U.S. Government Sponsored Agency Obligations, 5.47% to 5.97%, due 12/25/40 to 8/15/43	14,851,274	1,070,000

Total RBC Capital Markets LLC					$2,000				$2,090,030

Societe Generale SA	0.33%	10/31/16	11/01/16	2,000	2,000	2,000,018	U.S. Government Sponsored Agency Obligations, 0.63% to 1.38%, due 5/31/21 to 2/15/46	1,953,500	2,040,003
TD Securities (USA) LLC	0.30%	10/31/16	11/01/16	1,000	1,000	1,000,008	U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 9/14/17 to 8/15/39	751,200	1,020,007
	0.32%	10/31/16	11/01/16	5,000	5,000	5,000,044	U.S. Government Sponsored Agency Obligation, 1.38%, due 2/28/19	5,038,200	5,100,044

Total TD Securities (USA) LLC					$6,000				$6,120,051
Total					$30,000				$30,656,758

[1] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$78,720,955	—	$78,720,955
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $1,007,122 is categorized as level 1 within the disclosure hierarchy.

During the six months ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	Ready Assets U.S. Treasury Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.13% - 0.26%, 11/10/16	$57,500	$57,496,428
0.39%, 11/17/16	2,000	1,999,656
0.24% - 0.32%, 11/25/16	21,000	20,996,220
0.35% - 0.44%, 12/08/16	3,900	3,898,369
0.35%, 1/05/17	2,500	2,498,465
0.40%, 1/12/17	3,900	3,896,958
0.34% - 0.43%, 1/26/17	10,000	9,990,890
0.46%, 2/23/17	5,000	4,992,875
0.50%, 3/23/17	2,405	2,400,304
0.50%, 4/06/17	3,000	2,993,630
0.50%, 4/13/17	5,000	4,988,794
0.62%, 4/27/17	900	897,323
U.S. Treasury Notes:
3.25%, 12/31/16	5,000	5,023,127

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes: (continued)
0.75%, 1/15/17	$1,195	$1,195,814
0.42%, 1/31/17 (b)	300	300,056
0.50% - 0.88%, 1/31/17	2,055	2,056,826
0.88%, 2/28/17	1,525	1,527,008
0.75%, 3/15/17	945	945,912
0.50%, 3/31/17	310	310,024
0.41%, 4/30/17 (b)	5,754	5,753,700
0.42%, 7/31/17 (b)	10,500	10,496,715
0.51%, 10/31/17 (b)	2,158	2,156,485
0.53%, 4/30/18 (b)	3,000	3,000,677
0.51%, 7/31/18 (b)	1,000	1,000,000
Total Investments (Cost — $150,816,256*) — 99.4%		150,816,256
Other Assets Less Liabilities — 0.6%		864,901

Net Assets — 100.0%		$151,681,157

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$150,816,256	—	$150,816,256
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $375,693 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	9

Schedule of Investments October 31, 2016 (Unaudited)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills, 0.24%, 11/25/16 (a)	$22,000	$21,996,480
U.S. Treasury Notes, 0.41%, 4/30/17 (b)	3,065	3,064,907
Total U.S. Treasury Obligations — 40.9%		25,061,387

Total Repurchase Agreements — 58.8%		36,000,000
Total Investments (Cost — $61,061,387*) — 99.7%		61,061,387
Other Assets Less Liabilities — 0.3%		190,994

Net Assets — 100.0%		$61,252,381

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	0.32%	10/31/16	11/01/16	$12,000	$12,000	$12,000,107	U.S. Government Sponsored Agency Obligations, 0.00% to 0.63%, due 2/09/17 to 8/15/45	$22,343,100	$12,240,040
Credit Suisse Securities (USA) LLC	0.31%	10/31/16	11/01/16	10,000	10,000	10,000,086	U.S. Government Sponsored Agency Obligation, 2.63%, due 11/15/20	9,565,000	10,204,181
HSBC Securities (USA), Inc.	0.28%	10/31/16	11/01/16	4,000	4,000	4,000,031	U.S. Government Sponsored Agency Obligation, 1.13%, due 7/31/21	4,110,000	4,083,046
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.32%	10/31/16	11/01/16	10,000	10,000	10,000,089	U.S. Government Sponsored Agency Obligation, 1.50%, due 8/15/26	10,490,900	10,200,077
Total					$36,000				$36,727,344

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$61,061,387	—	$61,061,387
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $91,836 is categorized as level 1 within the disclosure hierarchy.

During the six months ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Statements of Assets and Liabilities

October 31, 2016 (Unaudited)	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Assets
Investments at value — unaffiliated[1]	$48,720,955	$150,816,256	$25,061,387
Repurchase agreements at value[2]	30,000,000	—	36,000,000
Cash	1,007,122	375,693	91,836
Receivables:
Capital shares sold	357,462	634,874	892,458
Interest — unaffiliated	20,480	65,103	348
From the Manager	41,332	—	6,786
Other	27,958	8,833	7,006
Prepaid expenses	30,319	16,358	21,041

Total assets	80,205,628	151,917,117	62,080,862

Liabilities
Payables:
Capital shares redeemed	416,581	102,226	734,009
Investment advisory fees	11,104	19,703	49
Officer’s and Trustees’ fees	5,397	5,580	5,234
Other accrued expenses	76,960	97,721	88,628
Other affiliates	652	1,296	561
Service and distribution fees	—	9,434	—

Total liabilities	510,694	235,960	828,481

Net Assets	$79,694,934	$151,681,157	$61,252,381

Net Assets Consist of
Paid-in capital	$79,665,990	$151,660,744	$61,239,039
Undistributed net investment income	28,749	9,624	7,796
Accumulated net realized gain	195	10,789	5,546

Net Assets	$79,694,934	$151,681,157	$61,252,381

Net Asset Value
Investor A — Based on net assets of $59,511,907 and 59,489,922 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—

Investor B — Based on net assets of $20,183,027 and 20,175,590 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00	—	—

Based on net assets of $151,681,157 and 151,660,744 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	$1.00	—

Based on net assets of $61,252,381 and 61,239,039 shares outstanding, unlimited number of shares authorized, $0.10 par value	—	—	$1.00

[1] Investments at cost — unaffiliated	$48,720,955	$150,816,256	$25,061,387
[2] Repurchase agreements at cost	$30,000,000	—	$36,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	11

Statements of Operations

Six Months Ended October 31, 2016 (Unaudited)	BlackRock Summit Cash Reserves Fund	Ready Assets U.S. Treasury Money Fund	Ready Assets U.S.A. Government Money Fund

Investment Income
Interest — unaffiliated	$175,966	$271,289	$101,957
Other income	28,749	9,624	7,796

Total investment income	204,715	280,913	109,753

Expenses
Investment advisory	206,961	398,867	143,491
Service and distribution	—	99,981	39,972
Service and distribution — class specific	80,822	—	—
Professional	36,598	36,460	35,379
Transfer agent — class specific	25,936	—	—
Transfer agent	—	19,203	23,525
Registration	23,244	19,269	16,838
Custodian	20,806	2,825	4,581
Printing	14,488	13,523	13,709
Miscellaneous	10,821	9,724	7,239
Officer and Trustees	7,866	8,658	7,171
Accounting services	5,349	7,396	4,661

Total expenses	432,891	615,906	296,566
Less:
Fees waived by the Manager	(149,322)	(283,538)	(142,054)
Service and distribution fees waived and/or reimbursed — class specific	(80,822)	—	—
Service and distribution fees waived and/or reimbursed	—	(61,085)	(39,970)
Transfer agent fees reimbursed — class specific	(25,936)	—	—
Other expenses reimbursed	(853)	—	(12,551)
Fees paid indirectly	(11)	(23)	(46)

Total expenses after fees waived and/or reimbursed and paid indirectly	175,947	271,260	101,945

Net investment income	28,768	9,653	7,808

Realized Gain
Net realized gain from investments	—	3,761	510

Net Increase in Net Assets Resulting from Operations	$28,768	$13,414	$8,318

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Statements of Changes in Net Assets

	BlackRock Summit Cash Reserves Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$28,768	$33
Net realized gain	—	407

Net increase in net assets resulting from operations	28,768	440

Distributions to Shareholders[1]
From net investment income:
Investor A	(14)	(25)
Investor B	(5)	(8)
From net realized gain:
Investor A	—	(1,040)
Investor B	—	(448)

Decrease in net assets resulting from distributions to shareholders	(19)	(1,521)

Capital Transactions
Net increase (decrease) in net assets derived from capital transactions	(6,997,566)	29,828,695

Net Assets
Total increase (decrease) in net assets	(6,968,817)	29,827,614
Beginning of period	86,663,751	56,836,137

End of period	$79,694,934	$86,663,751

Undistributed net investment income, end of period	$28,749	—

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	13

Statements of Changes in Net Assets

	Ready Assets U.S. Treasury Money Fund		Ready Assets U.S.A. Government Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$9,653	$69	$7,808	$26
Net realized gain	3,761	16,392	510	6,978

Net increase in net assets resulting from operations	13,414	16,461	8,318	7,004

Distributions to Shareholders[1]
From net investment income	(29)	(69)	(12)	(26)
From net realized gain	—	(14,722)	—	(3,128)

Decrease in net assets resulting from distributions to shareholders	(29)	(14,791)	(12)	(3,154)

Capital Transactions
Net proceeds from sale of shares	28,259,223	56,276,067	52,603,503	124,576,143
Reinvestment of distributions	9	14,748	2	3,132
Cost of shares redeemed	(37,770,383)	(70,687,456)	(57,308,448)	(131,722,272)

Net decrease in net assets derived from capital transactions	(9,511,151)	(14,396,641)	(4,704,943)	(7,142,997)

Net Assets
Total decrease in net assets	(9,497,766)	(14,394,971)	(4,696,637)	(7,139,147)
Beginning of period	161,178,923	175,573,894	65,949,018	73,088,165

End of period	$151,681,157	$161,178,923	$61,252,381	$65,949,018

Undistributed net investment income, end of period	$9,624	—	$7,796	—

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Financial Highlights	BlackRock Summit Cash Reserves Fund

	Investor A
	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007		0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—		0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0007		0.0000	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.85%	[6]	0.84%	0.89%	0.84%	0.86%	0.85%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	[6]	0.30%	0.23%	0.23%	0.30%	0.27%

Net investment income	0.03%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$59,512		$63,096	$44,942	$45,675	$44,976	$48,172

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	15

Financial Highlights	BlackRock Summit Cash Reserves Fund

	Investor B
	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007		0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—		0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0007		0.0000	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.62%	[6]	1.59%	1.67%	1.62%	1.63%	1.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	[6]	0.31%	0.23%	0.23%	0.30%	0.27%

Net investment income	0.04%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$20,183		$23,568	$11,894	$13,923	$13,881	$18,862

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Financial Highlights	Ready Assets U.S. Treasury Money Fund

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001		0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0001		0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.77%	[6]	0.76%	0.73%	0.71%	0.69%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%	[6]	0.14%	0.04%	0.06%	0.10%	0.04%

Net investment income	0.01%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$151,681		$161,179	$175,574	$206,018	$263,676	$364,156

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	17

Financial Highlights	Ready Assets U.S.A. Government Money Fund

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0002		0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.93%	[6]	0.91%	0.86%	0.84%	0.84%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.32%	[6]	0.18%	0.07%	0.07%	0.17%	0.11%

Net investment income	0.02%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$61,252		$65,949	$73,088	$78,574	$95,868	$84,808

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Financial Institutions Series Trust (the “Trust”) of which BlackRock Summit Cash Reserves is a series, Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each of the Trust, Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A Government Money Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Summit Cash Reserves Fund	Summit Cash	Diversified
Ready Assets U.S. Treasury Money Fund	U.S. Treasury	Diversified
Ready Assets U.S.A. Government Money Fund	U.S.A. Government	Diversified

The Investor A and Investor B Shares of Summit Cash have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholding servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Each of Summit Cash, U.S. Treasury and U.S.A. Government operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“the Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to Summit Cash and other shared expenses prorated to Summit Cash are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	19

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

20	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (continued)

Investment Advisory: U.S. Treasury, U.S.A. Government and the Trust, on behalf of Summit Cash, each entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	Summit Cash	U.S. Treasury	U.S.A. Government
Investment advisory fee	0.50%	0.50%	0.45%

Service and Distribution Fees: U.S. Treasury and U.S.A. Government each entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. The Trust, on behalf of Summit Cash, entered into a Distribution Agreement and Distribution Plan for Investor B Shares with BRIL. Pursuant to the Distribution and Shareholder Servicing Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Funds as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Fund Level	—	0.125%	0.125%
Investor A	—	—	—
Investor B	0.75%	—	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates (reimburses, in the case of U.S. Treasury and U.S.A. Government) BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended October 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of Summit Cash:

	Investor A	Investor B	Total
Summit Cash	—	$80,822	$80,822

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to Summit Cash. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the six months ended October 31, 2016, Summit Cash reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Investor A	Investor B	Total
Summit Cash	$184	$124	$308

For the six months ended October 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of Summit Cash:

	Investor A	Investor B	Total
Summit Cash	$17,689	$8,247	$25,936

Other Fees: For the six months ended October 31, 2016, affiliates of Summit Cash received CDSCs as follows:

Investor A	$3,409
Investor B	$1,409

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	21

Notes to Financial Statements (continued)

Expense Waivers and Reimbursements: The Manager, with respect to U.S. Treasury, voluntarily agreed to waive 0.35% of its investment advisory fee, resulting in an annual fee of 0.15% of the average daily net assets of the Fund. The Manager may discontinue or reduce this waiver at any time without notice. For the six months ended October 31, 2016, the Manager waived $279,207 pursuant to this agreement, which is included in fees waived by the Manager in the Statements of Operations.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, service and distribution fees waived and/or reimbursed — class specific and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended October 31, 2016, the amounts were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Amounts waived	$149,322	$4,331	$142,054

Class specific service and distribution fee waivers and/or reimbursements are as follows:

	Investor A	Investor B	Total
Summit Cash	—	$80,822	$80,822

Class specific transfer agent fee waivers and/or reimbursements are as follows:

	Investor A	Investor B	Total
Summit Cash	$17,689	$8,247	$25,936

For the six months ended October 31, 2016, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

	Summit Cash	U.S. Treasury	U.S.A. Government
Amounts reimbursed	$444	$844	$368

Officers and Trustees: Certain officers and/or Trustees of the Trust, U.S. Treasury and U.S.A. Government are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

22	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (concluded)

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class of Summit Cash were as follows:

	Six Months Ended October 31, 2016	Year Ended April 30, 2016
Investor A
Shares sold	14,477,432	52,898,789
Shares issued in reinvestment of distributions	—	37
Shares redeemed	(18,082,632)	(34,744,057)

Net increase (decrease)	(3,605,200)	18,154,769

Investor B
Shares sold	6,853,772	36,628,658
Shares issued in reinvestment of distributions	—	11
Shares redeemed	(10,246,138)	(24,954,743)

Net increase (decrease)	(3,392,366)	11,673,926

Total Net Increase (Decrease)	(6,997,566)	29,828,695

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	23

Disclosure of Investment Advisory Agreements

The Board of Trustees of BlackRock Financial Institutions Series Trust (the “Trust”) met in person on April 21, 2016 and May 18-20, 2016 to consider the approval of the investment advisory agreement (the “Financial Institutions Series Trust Agreement”) between the Trust, on behalf of BlackRock Summit Cash Reserves Fund, a series of the Trust (“Summit Cash Reserves Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

The Board of Trustees of Ready Assets U.S.A. Government Money Fund (“U.S.A. Government Money Fund”) met in person on April 21, 2016 and May 18-20, 2016 to consider the approval of the investment advisory agreement (the “U.S.A. Government Money Fund Agreement”) between U.S.A. Government Money Fund and the Manager, its investment advisor.

The Board of Trustees of Ready Assets U.S. Treasury Money Fund (“U.S. Treasury Money Fund”) met in person on April 21, 2016 and May 18-20, 2016 to consider the approval of U.S. Treasury Money Fund’s investment advisory agreement (the “U.S. Treasury Money Fund Agreement”) between U.S. Treasury Money Fund and the Manager, its investment advisor.

The Trust (with respect to Summit Cash Reserves Fund), U.S.A. Government Money Fund and U.S. Treasury Money Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Financial Institutions Series Trust Agreement, the U.S.A. Government Money Fund Agreement and the U.S. Treasury Money Fund Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust, the Board of Trustees of U.S.A. Government Money Fund and the Board of Trustees of U.S. Treasury Money Fund are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 21, 2016 are referred to as the “April Meeting” and the meetings held on May 18-20, 2016 are referred to as the “May Meeting.”

Activities and Composition of the Boards

On the date of the May Meeting, each Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the pertinent Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the pertinent Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the pertinent Agreement on an annual basis. The Boards have four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the pertinent Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Boards, acting directly and through their committees, consider at each of their meetings, and from time to time as appropriate, factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions;

24	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreements (continued)

(j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge;1 (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Trust, the Board of U.S.A. Government Money Fund and the Board of U.S. Treasury Money Fund, in each case including the Independent Board Members, approved the continuation of the relevant Agreement between the Manager and the pertinent Fund, each for a one-year term ending June 30, 2017. In approving the continuation of the pertinent Agreement, each Board considered, with respect to the applicable Fund, (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of the applicable Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	25

Disclosure of Investment Advisory Agreements (continued)

In addition to investment advisory services, the Boards considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Boards in their consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board, including the Independent Board Members, also reviewed and considered the performance history of the applicable Fund. In preparation for the April Meeting, the Boards were provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Fund as compared to other funds in the Fund’s applicable Broadridge category. The Boards were provided with a description of the methodology used by Broadridge to select peer funds and periodically meet with Broadridge representatives to review its methodology. Each Board was provided with information on the composition of the Broadridge performance universes and expense universes. Each Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the pertinent Fund throughout the year.

In evaluating performance, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Boards recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

Each Board reviewed the applicable Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board of U.S. Treasury Money Fund noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, third and third quartiles, respectively, against its Broadridge Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Broadridge Performance Universe peer median for the three- and five-year periods.

The Board of the Trust noted that for each of the one-, three- and five-year periods reported, Summit Cash Reserves Fund ranked in the third quartile against its Broadridge Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Broadridge Performance Universe peer median for the one-, three- and five-year periods. The Board noted that effective January 4, 2016 the Fund had undergone a change in its investment strategy.

The Board of U.S.A. Government Money Fund noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, fourth and fourth quartiles, respectively, against its Broadridge Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Broadridge Performance Universe peer median for the one-, three- and five-year periods.

The quartile standing of each Fund in its Broadridge peer group takes into account the Fund’s current yield only. The Boards believe that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While each Board reviews the pertinent Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Boards’ view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total

26	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreements (continued)

expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Boards reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, each Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs of managing the applicable Fund, to the Fund. The Boards may receive and review information from independent third parties as part of their annual evaluation. Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement and to continue to provide the high quality of services that is expected by that Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board of U.S.A. Government Money Fund noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board of U.S. Treasury Money Fund noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has voluntarily agreed to waive a portion of the advisory fees for the U.S. Treasury Money Fund.

The Board of the Trust noted that Summit Cash Reserves Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers.

Each Board reviewed the pertinent Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. Each Board also noted that, to enable the pertinent Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of its fees and/or reimburse each Fund’s operating expenses as necessary. These waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. Each Board also considered the extent to which the applicable Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	27

Disclosure of Investment Advisory Agreements (concluded)

E. Other Factors Deemed Relevant by the Board Members: Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Trust, including the Independent Board Members, approved the continuation of the Financial Institutions Series Trust Agreement between the Manager and the Trust, with respect to Summit Cash Reserves Fund, for a one-year term ending June 30, 2017. The Board of U.S.A. Government Money Fund, including the Independent Board Members, approved the continuation of the U.S.A. Government Money Fund Agreement between the Manager and the Fund for a one-year term ending June 30, 2017. The Board of U.S. Treasury Money Fund, including the Independent Board Members, approved the continuation of the U.S. Treasury Money Fund Agreement between the Manager and the Fund for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, each Board, including the Independent Board Members, was satisfied that the terms of the applicable Agreement were fair and reasonable and in the best interest of the applicable Fund and its shareholders. In arriving at a decision to approve the applicable Agreement, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the pertinent Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

28	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee and President1

John M. Perlowski, Trustee, President2 and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

[1]	President of the Trust.

[2]	President of Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agents BNY Mellon Investment Servicing (US) Inc.[1] Wilmington, DE 19809 Financial Data Services, Inc.[2] Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/Funds 100 Bellevue Parkway Wilmington, DE 19809

Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

[1]	For BlackRock Summit Cash Reserves Fund.

[2]	For Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund.

SEMI-ANNUAL REPORT	OCTOBER 31, 2016	29

Additional Information

General Information

Electronic Delivery

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, for Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A. Government Money Fund please call the Transfer Agent at (800) 221-7210 or for BlackRock Summit Cash Reserves Fund please call the Transfer Agent at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling
(800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	SEMI-ANNUAL REPORT	OCTOBER 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

SUMMITMM-10/16-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) –    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: January 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: January 4, 2017

3